Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,062,972.08

Principal:
Principal Collections	$16,787,292.33
Prepayments in Full	$8,539,604.21
Liquidation Proceeds	$582,711.11
Recoveries	$72,006.98
Sub Total	$25,981,614.63
Collections	$28,044,586.71

Purchase Amounts:
Purchase Amounts Related to Principal	$388,563.85
Purchase Amounts Related to Interest	$2,351.56
Sub Total	$390,915.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,435,502.12

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$28,435,502.12
Servicing Fee	$484,761.20	$484,761.20	$0.00	$0.00	$27,950,740.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,950,740.92
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,950,740.92
Interest - Class A-3 Notes	$203,321.65	$203,321.65	$0.00	$0.00	$27,747,419.27
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$27,596,807.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,596,807.60
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$27,522,610.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,522,610.27
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$27,459,470.27
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,459,470.27
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$27,382,123.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,382,123.77
Regular Principal Payment	$25,347,615.89	$25,347,615.89	$0.00	$0.00	$2,034,507.88
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,034,507.88
Residuel Released to Depositor	$0.00	$2,034,507.88	$0.00	$0.00	$0.00
Total		$28,435,502.12

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$25,347,615.89
Total					$25,347,615.89
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,347,615.89	$46.27	$203,321.65	$0.37	$25,550,937.54	$46.64
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$25,347,615.89	$15.74	$568,617.15	$0.35	$25,916,233.04	$16.09

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$290,459,496.62	0.5302291	$265,111,880.73	0.4839574
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$558,119,496.62	0.3465806	$532,771,880.73	0.3308402

Pool Information
Weighted Average APR	4.308%	4.303%
Weighted Average Remaining Term	36.96	36.09
Number of Receivables Outstanding	36,806	36,087
Pool Balance	$581,713,436.32	$555,079,904.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$558,119,496.62	$532,771,880.73
Pool Factor	0.3531901	0.3370194

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$22,308,023.59
Targeted Overcollateralization Amount	$22,308,023.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$22,308,023.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	26

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		87	$335,396.05
(Recoveries)		117	$72,006.98
Net Losses for Current Collection Period			$263,389.07
Cumulative Net Losses Last Collection Period			$7,680,384.73
Cumulative Net Losses for all Collection Periods			$7,943,773.80

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.54%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.70%	506	$9,411,435.05
61-90 Days Delinquent	0.21%	58	$1,146,765.82
91-120 Days Delinquent	0.09%	25	$525,308.16
Over 120 Days Delinquent	0.18%	50	$993,632.92
Total Delinquent Receivables	2.18%	639	$12,077,141.95

Repossession Inventory:
Repossessed in the Current Collection Period		30	$498,107.89
Total Repossessed Inventory		52	$1,114,888.48

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6791%
Preceding Collection Period			0.8861%
Current Collection Period			0.5561%
Three Month Average			0.7071%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4197%
Preceding Collection Period			0.4211%
Current Collection Period			0.3686%
Three Month Average			0.4031%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer